Significant accounting policies - Leases (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	9 years
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Disclosure of quantitative information about right-of-use assets [line items]
Lease term	1 year
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Disclosure of quantitative information about right-of-use assets [line items]
Lease term	20 years